INCOME TAXES - Summary of income tax paid (net of refund received) in different jurisdictions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Line Items]
Total income tax paid	$ 26,068,379	$ 11,288,825	$ 13,324,309
Domestic
Income Tax Disclosure [Line Items]
Domestic	77
Non-Chinese Mainland
Income Tax Disclosure [Line Items]
Foreign	26,068,302	11,288,825	13,324,309
United States - federal
Income Tax Disclosure [Line Items]
Foreign	14,400,000	5,200,440	3,610,000
United States - New Jersey
Income Tax Disclosure [Line Items]
Foreign	5,120,000	2,971,000	729,000
New Zealand
Income Tax Disclosure [Line Items]
Foreign	5,183,060	2,365,230	8,190,515
Other jurisdictions
Income Tax Disclosure [Line Items]
Foreign	$ 1,365,242	$ 752,155	$ 794,794